Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT1-0626
1.9887624.107
Municipal Securities - 93.1%
	Principal Amount (a)	Value ($)
Alabama - 6.9%
Education - 0.2%
Alabama St University Rev Series 2025, 5.75% 9/1/2050 (Assured Guaranty Inc Insured)	2,250,000	2,437,218
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,066,107
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,139,294
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,820,000	1,855,738
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	925,249
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,509,290
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,285,000	1,167,514
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	999,903
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,128,408
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	939,870
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	657,665
TOTAL EDUCATION		13,826,256
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,511,369
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	2,380,000	2,402,392
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	3,305,000	3,274,415
TOTAL ELECTRIC UTILITIES		7,188,176
General Obligations - 6.4%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	8,005,000	8,408,017
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	29,020,000	30,787,724
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,615,000	22,646,304
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	4,315,000	4,476,689
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,010,000	13,045,296
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	52,350,000	54,938,765
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed) (e)	44,785,000	47,754,134
Black Belt Energy Gas District Series 2026B, 5% 12/1/2030 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	850,000	897,524
Black Belt Energy Gas District Series 2026B, 5% 12/1/2032 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,850,000	3,050,004
Black Belt Energy Gas District Series 2026B, 5% 12/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	3,330,000	3,568,266
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	13,085,000	14,082,174
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,430,000	3,601,634
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,310,000	27,506,666
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	13,945,000	14,426,342
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,575,041
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	6,205,000	6,353,259
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,410,000	15,516,955
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	64,575,000	69,011,225
TOTAL GENERAL OBLIGATIONS		360,646,019
Health Care - 0.2%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,164,586
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,286,911
TOTAL HEALTH CARE		10,451,497
TOTAL ALABAMA		392,111,948
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034	1,500,000	1,721,946
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	872,797
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	400,000	393,810
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,083,135
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	967,628
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	716,593
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,286,820
TOTAL HOUSING		5,320,783
TOTAL ALASKA		7,042,729
Arizona - 1.9%
Education - 0.1%
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	747,886
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	1,012,354
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,000,000	1,106,192
TOTAL EDUCATION		2,866,432
Electric Utilities - 0.4%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	12,290,000	13,024,199
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,755,348
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	5,030,000	5,585,929
TOTAL ELECTRIC UTILITIES		24,365,476
General Obligations - 0.6%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,115,436
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,580,970
Maricopa Cnty Ariz Elem Sch Dist No 2 Riverside Series 2024B, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,600,000	1,791,520
Maricopa Cnty Ariz Un High Sch Dist No 216 5% 7/1/2041	1,350,000	1,493,850
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,232,396
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037	1,800,000	2,026,775
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,715,000	1,903,218
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,300,000	1,434,437
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	950,000	1,038,008
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	600,000	639,619
Queen Creek AZ Cops Series 2026, 5% 10/1/2045	1,000,000	1,073,700
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	6,815,000	7,059,189
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,738,892
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,850,000	2,082,739
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2040 (Assured Guaranty Inc Insured)	2,535,000	2,832,261
TOTAL GENERAL OBLIGATIONS		35,043,010
Health Care - 0.5%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,805,000	1,974,124
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2032 (e)	2,565,000	2,784,622
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033 (e)	2,735,000	2,994,612
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2038 (e)	4,795,000	5,375,283
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,329,673
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,935,000	1,434,081
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,719,205
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.375% 12/1/2046	1,025,000	1,051,180
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	2,160,000	2,207,720
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	823,416
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	832,065
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	755,011
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	759,514
TOTAL HEALTH CARE		25,040,506
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	9,003,775
Resource Recovery - 0.0%
Yavapai Cnty AZ Ida Sld Wst Rv (Republic Services Inc Proj.) Series 2010, 2.55% tender 4/1/2029 (b)	1,000,000	1,000,000
Special Tax - 0.0%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	2,500,000	1,678,072
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,664,991
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	858,874
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	490,623
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,645,785
TOTAL TRANSPORTATION		7,660,273
Water & Sewer - 0.0%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,565,000	1,766,847
TOTAL ARIZONA		108,424,391
Arkansas - 0.4%
General Obligations - 0.3%
Jonesboro AR Sch Dist No 1 2% 2/1/2041	1,215,000	888,798
Jonesboro AR Sch Dist No 1 2% 2/1/2042	2,390,000	1,707,759
Little Rock AR School Dist Series A, 2% 2/1/2039 (Assured Guaranty Inc Insured)	1,920,000	1,452,902
Little Rock AR School Dist Series A, 3% 2/1/2050	5,675,000	4,180,673
Nashville Ark Sch Dist No 1 2% 4/1/2036	720,000	594,248
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2040	3,660,000	2,664,128
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	3,200,000	1,984,456
Van Buren Ark Sch Dist No 042 2% 2/1/2035	725,000	613,567
Van Buren Ark Sch Dist No 042 2% 2/1/2040	1,060,000	774,013
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2038	630,000	493,403
TOTAL GENERAL OBLIGATIONS		15,353,947
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	342,426
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2.125% 10/1/2040	4,375,000	3,315,323
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2040	1,210,000	916,923
TOTAL WATER & SEWER		4,232,246
TOTAL ARKANSAS		19,928,619
California - 4.0%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,559,171
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,129,971
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	751,582
University CA Revs Series 2025 CD, 5.5% 5/15/2040	5,115,000	6,023,999
TOTAL EDUCATION		10,464,723
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2032	760,000	841,668
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2032	845,000	935,803
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2033	1,900,000	2,122,831
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2034	1,250,000	1,407,085
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,175,000	7,946,018
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,615,000	2,943,621
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	650,000	738,021
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	750,000	845,384
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	915,000	1,022,368
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,175,000	1,304,050
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,202,080
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,757,453
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,232,100
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,320,000	1,463,282
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,700,000	1,871,816
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,200,000	1,310,289
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,730,000	1,872,485
TOTAL ELECTRIC UTILITIES		32,816,354
General Obligations - 2.6%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	5,595,000	5,723,562
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,410,999
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	6,870,000	7,058,619
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	6,170,000	6,582,568
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	16,595,000	17,388,878
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	24,315,000	24,588,146
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	29,235,000	31,068,456
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,339,108
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	840,236
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	4,065,000	2,657,901
Poway CA Unified Sch Dist 0% 8/1/2051 (f)	1,090,000	339,595
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,800,000	5,284,260
State of California Gen. Oblig. 5% 10/1/2039	490,000	541,808
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	19,737,299
TOTAL GENERAL OBLIGATIONS		146,561,435
Health Care - 0.0%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	482,009
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	460,774
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	921,023
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	755,807
TOTAL HEALTH CARE		2,619,613
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,222,379	4,196,842
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	4,982,675	5,035,475
TOTAL HOUSING		9,232,317
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	41,760,000	4,107,593
Transportation - 0.1%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (f)	1,715,000	461,143
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,603,427
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	420,000	479,070
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	425,544
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	316,220
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	280,000	314,573
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	470,000	524,181
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	280,000	310,451
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	530,000	585,231
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	470,000	536,102
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	375,000	425,544
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	280,000	316,220
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	750,000	842,607
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	655,000	730,508
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	470,000	518,978
TOTAL TRANSPORTATION		8,389,799
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	14,275,000	15,177,181
TOTAL CALIFORNIA		229,369,015
Colorado - 1.9%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,100,694
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,094,285
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,083,543
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	696,167
TOTAL EDUCATION		3,974,689
General Obligations - 1.0%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2033	2,000,000	2,356,060
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2034	2,200,000	2,621,817
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2035	2,400,000	2,885,462
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	3,940,000	4,666,002
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,060,000	1,238,993
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,445,000	1,624,612
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2046	3,500,000	3,899,646
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	6,880,000	7,725,493
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	3,920,000	4,358,433
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	4,125,000	4,543,250
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	4,970,000	5,444,028
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,924,178
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,702,248
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	7,450,000	8,158,213
Leyden Rock Met Dist Colo 3% 12/1/2041 (Assured Guaranty Inc Insured)	645,000	543,853
Westminster Colo Pub Schs 5% 12/1/2049	1,900,000	1,994,481
TOTAL GENERAL OBLIGATIONS		56,686,769
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	808,953
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,226,781
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	5,745,000	6,198,181
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,618,345
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	3,200,000	2,502,786
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,420,000	2,938,974
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	705,633
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,537,733
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,551,221
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,413,950
TOTAL HEALTH CARE		32,502,557
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055 (e)	2,960,000	3,356,694
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	105,000	105,819
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	70,000	70,677
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	625,000	618,081
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,100,000	1,137,514
TOTAL HOUSING		5,288,785
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	658,045
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	1,404,000	1,419,451
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	126,000	127,525
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	775,000	783,806
TOTAL SPECIAL TAX		2,988,827
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2040	6,475,000	5,755,672
TOTAL COLORADO		107,197,299
Connecticut - 1.3%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	1,031,631
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,053,217
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,726,312
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	807,531
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,238,839
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,564,135
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,030,397
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	553,503
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	374,989
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	576,946
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	868,176
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,142,004
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,157,288
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	135,000	135,029
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,004,723
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	778,650
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,044,339
TOTAL EDUCATION		24,087,709
General Obligations - 0.3%
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,245,000	1,168,705
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	714,623
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	852,832
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	3,255,000	3,677,485
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2031	1,150,000	1,270,331
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2040	1,350,000	1,508,649
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2042	2,710,000	2,988,344
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	234,750
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	510,438
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	475,691
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,660,000	1,824,358
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,630,000	1,829,051
TOTAL GENERAL OBLIGATIONS		17,055,257
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(g)	555,000	305,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(g)	685,000	376,750
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,882,379
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,465,248
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,468,293
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,603,841
TOTAL HEALTH CARE		13,101,761
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,299,447
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	695,000	685,819
TOTAL HOUSING		2,985,266
Special Tax - 0.3%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,480,114
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,681,057
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,877,603
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,859,534
TOTAL SPECIAL TAX		16,898,308
TOTAL CONNECTICUT		74,128,301
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	780,405
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	864,799
TOTAL EDUCATION		1,645,204
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	476,842
TOTAL DISTRICT OF COLUMBIA		2,122,046
District Of Columbia,Virginia - 0.2%
Transportation - 0.2%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (f)	2,000,000	1,669,807
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (f)	1,665,000	1,335,978
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,458,589
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,425,000	4,607,261
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	3,973,566
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,045,201
Florida - 4.4%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	791,518
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,552,864
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	1,992,974
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	6,143,120
TOTAL EDUCATION		10,480,476
Electric Utilities - 0.2%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,119,408
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,890,088
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,358,225
TOTAL ELECTRIC UTILITIES		12,367,721
General Obligations - 1.7%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	9,985,000	10,685,557
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	9,985,000	10,878,252
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	4,370,000	4,837,357
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	5,415,000	6,074,121
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,760,000	1,884,037
Broward County FL School District Series 2025, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,000,000	2,211,863
Broward County FL School District Series 2025, 5% 7/1/2032 (Assured Guaranty Inc Insured)	2,770,000	3,103,839
Broward County FL School District Series 2025, 5% 7/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,392,711
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,865,000	2,126,512
Broward County FL School District Series 2025, 5% 7/1/2035 (Assured Guaranty Inc Insured)	2,780,000	3,191,813
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,740,000	2,986,248
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,110,000	1,228,147
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,525,354
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	257,501
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	212,052
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	376,513
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	360,943
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	342,008
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	427,797
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,623,570
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,710,000	1,877,030
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	1,987,694
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,930,000	2,105,435
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	3,160,000	3,542,416
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,948,879
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2040 (Assured Guaranty Inc Insured)	3,160,000	3,565,611
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2041 (Assured Guaranty Inc Insured)	3,330,000	3,755,981
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	3,505,000	3,923,818
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	3,685,000	4,093,316
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2044 (Assured Guaranty Inc Insured)	3,880,000	4,283,116
Putnam Cnty Fla Sch Dist Series 2025, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	4,085,000	4,469,917
TOTAL GENERAL OBLIGATIONS		94,279,408
Health Care - 1.1%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	6,230,000	5,691,858
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	677,957
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	901,686
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,120,000	1,146,108
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,345,000	1,361,149
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	435,000	459,887
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	545,000	583,141
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,805,000	1,286,929
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,252,753
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	2,120,000	2,294,410
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,815,920
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,804,203
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,083,842
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	6,548,000	7,220,121
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (b)	4,202,000	4,694,689
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	1,935,000	1,822,041
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,789,065
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,174,237
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,768,619
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	7,913,187
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,492,031
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	7,585,000	8,587,946
TOTAL HEALTH CARE		63,821,779
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	2,535,000	2,546,613
Special Tax - 0.6%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Inc Insured)	500,000	554,327
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,102,209
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	547,748
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	2,340,000	2,380,121
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	2,300,000	2,517,671
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2031 (Assured Guaranty Inc Insured)	5,000,000	5,548,891
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	4,000,000	4,495,310
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	4,000,000	4,540,334
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	4,750,000	5,429,344
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,079,587
Tampa FL Tax Alloc 0% 9/1/2038 (f)	935,000	554,924
Tampa FL Tax Alloc 0% 9/1/2039 (f)	795,000	446,683
Tampa FL Tax Alloc 0% 9/1/2040 (f)	935,000	496,484
Tampa FL Tax Alloc 0% 9/1/2041 (f)	935,000	469,672
Tampa FL Tax Alloc 0% 9/1/2042 (f)	935,000	441,117
Tampa FL Tax Alloc 0% 9/1/2045 (f)	1,730,000	676,204
TOTAL SPECIAL TAX		31,280,626
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	1,000,000	1,080,741
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	5,210,000	5,839,291
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,300,000	1,431,707
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2039 (Assured Guaranty Inc Insured)	1,365,000	1,493,653
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,471,577
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,924,001
Lee Cnty FL Airport 5% 10/1/2032	2,125,000	2,380,069
Lee Cnty FL Airport 5% 10/1/2033	5,305,000	6,006,143
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2037	1,870,000	1,875,609
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,065,000	1,075,560
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	930,000	936,794
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	2,810,000	3,110,806
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	2,490,000	2,756,550
TOTAL TRANSPORTATION		31,382,501
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,395,862
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2043	905,000	759,328
TOTAL WATER & SEWER		4,155,190
TOTAL FLORIDA		250,314,314
Georgia - 3.4%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	164,621
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,375,770
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	382,628
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	616,336
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	484,408
TOTAL EDUCATION		3,023,763
Electric Utilities - 0.9%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,327,131
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.9% tender 12/1/2049 (b)	14,000,000	13,892,382
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,200,887
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,491,841
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,405,289
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	4,865,000	4,937,134
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,536,962
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	406,232
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,174,322
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,521,578
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,235,879
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	630,760
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	570,540
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	7,775,000	7,616,466
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,345,000	5,373,382
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.8% tender 6/1/2042 (b)	1,155,000	1,131,449
TOTAL ELECTRIC UTILITIES		49,452,234
General Obligations - 1.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	9,990,000	10,131,701
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	28,225,000	28,589,286
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,748,899
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	9,565,000	10,276,965
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,599,059
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,425,524
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,313,399
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	720,702
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,137,145
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	765,048
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,266,162
TOTAL GENERAL OBLIGATIONS		95,973,890
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	10,000,000	9,761,460
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,351,447
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	655,000	561,928
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	168,295
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	390,916
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	345,584
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	254,136
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	306,914
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	205,153
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,348,545
TOTAL HEALTH CARE		18,694,378
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	2,130,000	2,374,323
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,925,000	1,959,565
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,840,000	4,838,397
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,375,000	8,517,156
TOTAL INDUSTRIAL DEVELOPMENT		15,315,118
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	4,660,000	4,974,474
Water & Sewer - 0.0%
Coweta Cnty GA Wtr & Sew Auth Rev 2.125% 6/1/2046	1,955,000	1,276,385
TOTAL GEORGIA		191,084,565
Hawaii - 0.4%
General Obligations - 0.4%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	944,241
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2044	2,295,000	2,559,734
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2045	1,250,000	1,381,951
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2046	1,500,000	1,643,829
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2047	3,560,000	3,868,720
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2048	3,105,000	3,357,861
Honolulu HI City & Cnty Gen. Oblig. Series 2025 A, 5.25% 7/1/2049	3,865,000	4,166,461
TOTAL GENERAL OBLIGATIONS		17,922,797
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	875,220
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037	1,565,000	1,781,414
TOTAL HAWAII		20,579,431
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	30,000	30,176
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,006,615
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,014,619
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	660,858
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,293,031
TOTAL TRANSPORTATION		5,975,123
TOTAL IDAHO		6,005,299
Illinois - 8.0%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	95,000	98,834
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	202,528
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	2,380,000	2,083,211
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	377,418
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	225,000	232,072
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	185,000	194,396
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	935,000	965,177
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,186,908
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	935,000	945,770
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,060,278
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,380,564
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,464,118
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,215,030
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	793,519
TOTAL EDUCATION		15,199,823
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	186,758
General Obligations - 4.6%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	95,085
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	785,242
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	598,330
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,496,675
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	965,597
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,203,983
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	949,764
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,220,872
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,490,624
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	654,325
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	607,239
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	824,092
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,597,807
Chicago IL Brd Ed 5.25% 12/1/2035	635,000	632,395
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	187,448
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	511,683
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	588,797
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	244,859
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	769,820
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	611,126
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,202,763
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,283,209
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	1,880,673
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,671,696
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,735,204
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,030,000	19,980,223
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,500,000	10,195,501
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	871,066
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,090,587
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	765,000	766,042
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,435,792
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,925,589
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,454,878
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,644,810
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	818,172
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,180,971
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,570,234
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,692,558
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2046 (Build America Mutual Assurance Co Insured)	9,000,000	9,861,365
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,750,000	7,049,957
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2035	5,000,000	5,222,183
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	7,960,000	8,384,140
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2055	5,000,000	5,185,517
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,699,496
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,423,350
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,366,546
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	296,843
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	305,683
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	154,359
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,009,803
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,318,126
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	589,836
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,784,904
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	269,157
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,263,538
Illinois St Gen. Oblig. 5.25% 4/1/2044	11,025,000	11,856,987
Illinois St Gen. Oblig. 5.25% 4/1/2045	8,270,000	8,809,185
Illinois St Gen. Oblig. 5.25% 4/1/2046	8,270,000	8,730,795
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,881,163
Illinois St Gen. Oblig. 5.5% 4/1/2051	11,025,000	11,528,137
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,484,049
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,923,663
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,566,072
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	943,251
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,177,484
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,098,805
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,965,336
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,734,110
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	2,000,000	2,146,444
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,174,449
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,671,905
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,300,000	2,241,605
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,151,538
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	194,958
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	1,009,396
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	1,005,345
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,907,190
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	6,932,576
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	5,068,865
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,241,314
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,618,819
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,893,566
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,176,393
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,637,918
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,955,148
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,691,522
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,196,405
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	5,002,359
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,614,905
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,259,789
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	1,590,000	1,600,635
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	430,000	443,117
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	575,000	590,036
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	240,000	244,595
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	255,000	257,275
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	235,000	236,962
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	545,000	547,454
TOTAL GENERAL OBLIGATIONS		260,032,054
Health Care - 0.5%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	335,315
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,458,575
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	890,000	852,646
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,911
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	830,000	838,891
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,209,531
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	799,502
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,025,000	2,358,942
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	1,862,046
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,846,676
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	3,927,408
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	3,865,000	4,174,361
TOTAL HEALTH CARE		27,668,804
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	520,000	505,374
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	375,860
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2025D, 6.25% 10/1/2055	7,445,000	8,390,998
Illinois Hsg Dev Auth Multi Fm (IL Mhsg Rev 9/1/16 Proj.) Series 2024 H2, 4% 1/1/2042	4,600,000	4,466,045
TOTAL HOUSING		13,738,277
Special Tax - 1.6%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,619,959
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	625,000	516,984
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	730,000	509,061
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (f)	970,000	645,278
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	7,050,000	4,714,406
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	1,815,000	1,150,866
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (f)	1,055,000	1,051,119
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	4,800,000	4,343,122
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	750,000	537,670
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	985,000	550,097
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (f)	1,355,000	710,915
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	2,995,000	1,437,154
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	14,385,000	5,661,801
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	2,365,000	867,939
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,160,662
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,593,700
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,306,540
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,045,985
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,420,385
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	10,954,446
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,360,595
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,137,285
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,125,253
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	10,178,391
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,076,824
TOTAL SPECIAL TAX		91,676,437
Transportation - 0.7%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,209,340
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,177,779
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	1,680,000	1,607,633
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	9,948,643
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	362,876
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	656,413
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,177,688
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,601,286
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2044	4,500,000	4,838,117
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2047	4,000,000	4,189,806
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2048	8,000,000	8,338,752
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	1,013,562
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	218,066
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	826,350
TOTAL TRANSPORTATION		42,166,311
TOTAL ILLINOIS		450,668,464
Indiana - 1.2%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	1,008,083
Purdue University Series 2025B, 5.25% 7/1/2050	4,855,000	5,180,438
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,492,169
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	752,296
TOTAL EDUCATION		8,432,986
Electric Utilities - 0.2%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	10,185,000	10,382,487
General Obligations - 0.4%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2045 (Indiana St Guaranteed)	1,925,000	2,015,929
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2040 (Indiana St Guaranteed)	1,500,000	1,645,143
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2042 (Indiana St Guaranteed)	1,650,000	1,777,943
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2043 (Indiana St Guaranteed)	1,355,000	1,445,849
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2036	850,000	953,132
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2037	1,000,000	1,114,688
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2038	1,250,000	1,383,865
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2039	1,000,000	1,099,101
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2040	1,000,000	1,091,464
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2041	1,000,000	1,085,102
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2042	1,500,000	1,617,594
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2043	2,000,000	2,143,415
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2044	1,500,000	1,596,338
IPS Multi Sch Bldg Corp IN (Indianapolis Ind Pub Schs Proj.) Series 2025, 5% 7/15/2045	1,000,000	1,050,704
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	2,987,482
TOTAL GENERAL OBLIGATIONS		23,007,749
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	428,355
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,179,889
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,225,000	3,776,280
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	9,215,000	10,254,150
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	695,000	590,838
TOTAL HEALTH CARE		17,229,512
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	325,000	318,809
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	195,000	194,498
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	975,000	975,788
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	315,692
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	322,071
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	318,977
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	271,708
TOTAL HOUSING		2,717,543
Resource Recovery - 0.1%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010B, 2.55% tender 5/1/2028 (b)	3,300,000	3,298,141
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,132,581
TOTAL INDIANA		69,200,999
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	810,000	702,370
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,343,574
TOTAL HEALTH CARE		2,045,944
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	978,328
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2036	375,000	296,851
TOTAL IOWA		3,321,123
Kansas - 0.2%
Special Tax - 0.2%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (c)	600,000	599,127
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	12,125,000	13,543,098
TOTAL KANSAS		14,142,225
Kentucky - 1.5%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	303,152
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	6,189,366
General Obligations - 0.7%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	3,705,000	4,024,835
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	11,810,000	12,753,431
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,093,266
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	979,083
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,855,518
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,182,881
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	377,971
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	939,652
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,173,742
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,093,516
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	5,107,826
TOTAL GENERAL OBLIGATIONS		35,581,721
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	694,206
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	526,267
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,350,000	1,220,025
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	623,688
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	493,736
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,695,000	3,849,700
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,103,994
TOTAL HEALTH CARE		23,511,616
Housing - 0.2%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,870,000	12,959,246
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	714,731
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	671,664
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,367,450
TOTAL TRANSPORTATION		3,753,845
TOTAL KENTUCKY		82,298,946
Louisiana - 0.3%
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,443,618
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,174,038
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,355,179
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	846,550
TOTAL HEALTH CARE		4,819,385
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	885,000	955,486
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) Series 2021 D, 2.35% 12/1/2041	1,000,000	782,519
TOTAL HOUSING		1,738,005
Industrial Development - 0.0%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,775,087
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,398,200
TOTAL INDUSTRIAL DEVELOPMENT		4,173,287
Special Tax - 0.2%
Lafayette Parish LA Sch Brd Series 2025, 5.5% 4/1/2045	1,330,000	1,465,718
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2050	2,675,000	2,922,604
Lafayette Parish LA Sch Brd Series 2025, 5.75% 4/1/2055	3,865,000	4,207,320
TOTAL SPECIAL TAX		8,595,642
TOTAL LOUISIANA		19,326,319
Maine - 0.5%
Education - 0.2%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,551,093
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	264,523
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,343,016
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,970,478
TOTAL EDUCATION		12,129,110
General Obligations - 0.2%
Auburn ME Series 2021, 2% 11/1/2035	500,000	418,270
Brunswick ME 2.25% 11/1/2035	685,000	594,310
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	800,772
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,335,585
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,412,376
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,123,125
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	558,634
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,105,746
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	549,774
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	546,034
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	759,440
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,104,304
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,606,519
TOTAL GENERAL OBLIGATIONS		13,914,889
Housing - 0.1%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	745,000	768,003
Maine Hsg Auth Mtg Series 2020 A, 3% 11/15/2044	2,525,000	2,122,992
TOTAL HOUSING		2,890,995
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	470,000	478,015
TOTAL MAINE		29,413,009
Maryland - 0.9%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2033	1,105,000	1,163,542
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,365,507
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	348,812
TOTAL EDUCATION		2,877,861
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	5,055,000	5,486,349
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	2,050,000	1,636,521
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	5,920,421
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,379,708
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,744,747
TOTAL GENERAL OBLIGATIONS		20,167,746
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	648,547
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,108,132
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,389,204
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,021,853
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,730,361
TOTAL HEALTH CARE		10,898,097
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,185,000	1,181,098
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	699,243
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	115,381
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	160,000	160,425
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.5% 9/1/2040	4,000,000	3,243,490
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,621,992
TOTAL HOUSING		7,021,629
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	642,684
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,428,267
TOTAL SPECIAL TAX		3,070,951
Transportation - 0.1%
Maryland St Transn Auth 2.5% 7/1/2047	1,650,000	1,164,663
Maryland St Transn Auth Series 2024 A, 5% 7/1/2031	3,760,000	4,179,345
TOTAL TRANSPORTATION		5,344,008
TOTAL MARYLAND		49,380,292
Massachusetts - 1.5%
Education - 0.4%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,306,158
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,373,032
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,259,169
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	3,017,470
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	524,975
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	482,383
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,300,467
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	1,000,867
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	541,769
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	545,459
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	629,868
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	449,805
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	544,819
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	649,062
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	574,417
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	654,022
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	474,510
TOTAL EDUCATION		22,328,252
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 4/1/2042	1,750,000	1,936,285
Massachusetts St Gen. Oblig. 5% 4/1/2044	1,250,000	1,362,553
Massachusetts St Gen. Oblig. 5% 4/1/2045	2,000,000	2,161,257
Massachusetts St Gen. Oblig. 5% 4/1/2046	3,000,000	3,213,974
Massachusetts St Gen. Oblig. 5% 4/1/2047	1,505,000	1,596,769
Massachusetts St Gen. Oblig. 5% 7/1/2031	2,000,000	2,223,158
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	20,000,000	21,211,872
Rockland Mass Series 2020, 2.15% 8/1/2045	4,580,000	3,119,344
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	818,538
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	830,851
Waltham Mass 2% 10/15/2037	2,570,000	2,086,003
TOTAL GENERAL OBLIGATIONS		40,560,604
Health Care - 0.3%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	14,930,000	14,842,421
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,018,244
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,249,747
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,641,756
TOTAL HEALTH CARE		18,752,168
Housing - 0.0%
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 218, 2.3% 12/1/2040	1,500,000	1,185,704
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031	2,000,000	2,226,857
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033	1,500,000	1,719,739
TOTAL WATER & SEWER		3,946,596
TOTAL MASSACHUSETTS		86,773,324
Michigan - 2.8%
Education - 0.3%
Michigan St Univ Revs Series 2025A, 5% 2/15/2041	2,275,000	2,527,859
Michigan St Univ Revs Series 2025A, 5% 2/15/2042	1,750,000	1,931,252
Michigan St Univ Revs Series 2025A, 5% 2/15/2043	2,000,000	2,191,956
Michigan St Univ Revs Series 2025A, 5% 2/15/2044	1,750,000	1,900,261
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	576,385
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	642,921
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	614,856
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	686,482
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	684,904
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	782,048
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	873,571
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,287,101
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	870,538
TOTAL EDUCATION		15,570,134
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,937,176
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2037	800,000	919,271
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2038	700,000	799,111
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2040	1,200,000	1,353,430
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2041	750,000	835,043
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026B, 5% 7/1/2042	1,500,000	1,655,115
TOTAL ELECTRIC UTILITIES		12,499,146
General Obligations - 0.8%
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2033 (State of Michigan Guaranteed)	350,000	395,854
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2034 (State of Michigan Guaranteed)	550,000	628,014
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed)	500,000	572,312
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	550,000	622,204
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,123,912
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2039 (State of Michigan Guaranteed)	1,000,000	1,110,834
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	500,000	552,581
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2041 (State of Michigan Guaranteed)	1,000,000	1,098,418
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,525,000	1,663,913
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2043 (State of Michigan Guaranteed)	1,150,000	1,246,354
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2044 (State of Michigan Guaranteed)	1,500,000	1,612,256
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,600,000	1,704,819
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	2,450,000	2,587,926
Clarkston MI Cmnty Schs Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	3,450,000	3,614,095
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	5,100,000	5,376,723
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	803,977
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2042	1,000,000	1,095,101
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2043	1,000,000	1,088,606
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2044	1,000,000	1,079,676
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	860,000	869,169
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,107,592
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2042 (State of Michigan Guaranteed)	1,100,000	1,200,199
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2045 (State of Michigan Guaranteed)	1,355,000	1,443,769
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2046 (State of Michigan Guaranteed)	1,150,000	1,214,741
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2047 (State of Michigan Guaranteed)	1,075,000	1,126,131
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	960,579
Okemos Mich School Dist Series 2026 III, 5% 5/1/2040 (State of Michigan Guaranteed)	1,000,000	1,114,887
Okemos Mich School Dist Series 2026 III, 5% 5/1/2042 (State of Michigan Guaranteed)	1,000,000	1,099,438
Okemos Mich School Dist Series 2026 III, 5% 5/1/2043 (State of Michigan Guaranteed)	1,000,000	1,091,427
Okemos Mich School Dist Series 2026 III, 5% 5/1/2044 (State of Michigan Guaranteed)	1,000,000	1,083,338
Okemos Mich School Dist Series 2026 III, 5% 5/1/2047 (State of Michigan Guaranteed)	1,000,000	1,055,950
Okemos Mich School Dist Series 2026 III, 5% 5/1/2048 (State of Michigan Guaranteed)	1,350,000	1,416,964
Wayne-Westland Comnyt Sch Mich Series 2022, 3% 11/1/2046 (State of Michigan Guaranteed)	1,475,000	1,122,186
TOTAL GENERAL OBLIGATIONS		43,883,945
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	915,176
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	400,199
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	627,632
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	885,363
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	725,972
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,236,264
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	803,547
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	649,020
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,480,900
TOTAL HEALTH CARE		7,724,073
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,400,000	1,397,112
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023 B, 5.75% 6/1/2054	6,630,000	7,077,366
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,566,061
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,535,000	1,003,552
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	647,846
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.5% 6/1/2047	205,000	204,925
TOTAL HOUSING		11,896,862
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	695,411
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	486,054
TOTAL TOBACCO BONDS		1,181,465
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,055,000	2,286,955
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	2,200,000	2,448,322
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Inc Insured)	2,090,000	2,316,416
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Inc Insured)	1,800,000	1,982,249
Wayne Cnty MI Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Inc Insured)	2,075,000	2,271,873
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2042	1,300,000	1,424,755
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2043	1,250,000	1,391,457
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2044	2,500,000	2,756,792
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.25% 12/1/2045	5,000,000	5,451,152
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	4,340,000	4,674,719
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2042	2,875,000	3,150,899
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5.25% 12/1/2043	3,000,000	3,339,497
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5.25% 12/1/2044	5,390,000	5,943,643
TOTAL TRANSPORTATION		39,438,729
Water & Sewer - 0.4%
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2037	3,175,000	3,473,282
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2038	1,325,000	1,440,938
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2036	7,000,000	7,908,981
Great Lakes Sewer Auth MI Series 2025 C, 5.5% 7/1/2050	2,275,000	2,440,603
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	820,460
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,087,500
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	6,200,000	6,651,314
TOTAL WATER & SEWER		23,823,078
TOTAL MICHIGAN		156,017,432
Minnesota - 0.5%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	942,314
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,969
TOTAL EDUCATION		947,283
General Obligations - 0.1%
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,575,755
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (f)	2,700,000	1,468,366
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (f)	1,765,000	900,445
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2044 (Minnesota St Guaranteed) (f)	1,230,000	523,229
TOTAL GENERAL OBLIGATIONS		4,467,795
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,346,369
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,488,703
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	444,192
TOTAL HEALTH CARE		16,279,264
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	505,000	536,081
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,585,000	2,764,651
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	415,000	448,267
TOTAL HOUSING		3,748,999
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	477,609
TOTAL MINNESOTA		25,920,950
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	2,170,000	1,862,030
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2044	1,140,000	1,243,919
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2045	1,075,000	1,162,814
TOTAL GENERAL OBLIGATIONS		2,406,733
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	614,203
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	974,403
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	571,213
TOTAL HEALTH CARE		2,159,819
TOTAL MISSISSIPPI		6,428,582
Missouri - 0.3%
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,852,587
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,170,000	1,080,204
TOTAL HEALTH CARE		2,932,791
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	70,000	70,388
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,535,000	1,513,692
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,040,000	1,158,625
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	3,705,000	3,764,458
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2026A, 4.65% 11/1/2051	2,750,000	2,724,602
TOTAL HOUSING		9,231,765
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,331,000
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	661,913
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	391,094
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	674,579
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	481,262
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	476,606
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	578,637
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	357,116
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	681,244
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	605,456
TOTAL WATER & SEWER		4,907,907
TOTAL MISSOURI		19,403,463
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,515,420
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	1,065,000	1,132,212
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	674,654
TOTAL HEALTH CARE		5,322,286
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,381
TOTAL MONTANA		5,362,667
Nebraska - 0.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	667,771
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2040	3,000,000	3,347,730
Omaha Public Power District Series 2025 A, 5% 2/1/2041	2,700,000	2,984,980
Omaha Public Power District Series 2025 A, 5% 2/1/2042	4,000,000	4,397,047
Omaha Public Power District Series 2025 A, 5% 2/1/2043	2,630,000	2,892,722
Omaha Public Power District Series 2025 A, 5% 2/1/2044	2,950,000	3,227,123
Omaha Public Power District Series 2025 A, 5% 2/1/2045	4,125,000	4,480,156
TOTAL ELECTRIC UTILITIES		21,329,758
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	14,305,000	15,304,766
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,500,000	1,499,474
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,390,000	1,540,765
TOTAL HOUSING		3,040,239
TOTAL NEBRASKA		40,342,534
Nevada - 0.6%
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	200,550
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	10,560,052
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,350,173
TOTAL GENERAL OBLIGATIONS		14,110,775
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	3,920,000	3,856,833
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	575,000	578,369
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	65,000	65,387
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	870,000	855,700
TOTAL HOUSING		5,356,289
Special Tax - 0.2%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,735,305
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2040	5,605,000	5,034,793
NV Hwy Imp Rev Bd Series 2024 C, 3% 12/1/2041	1,000,000	897,693
TOTAL SPECIAL TAX		8,667,791
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,258,293
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,030,000	2,297,607
TOTAL WATER & SEWER		3,555,900
TOTAL NEVADA		31,690,755
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,990,000	1,438,280
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	304,340
TOTAL HEALTH CARE		1,742,620
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,528,571	1,550,597
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,077,028	5,871,587
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,359,325	7,306,987
TOTAL HOUSING		14,729,171
TOTAL NEW HAMPSHIRE		16,471,791
New Jersey - 4.9%
Education - 0.4%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,065,096
Montclair State University Inc Series 2025A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,100,000	1,129,764
Montclair State University Inc Series 2025A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,245,000	2,438,544
Montclair State University Inc Series 2025A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	2,405,000	2,647,721
Montclair State University Inc Series 2025A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,800,000	2,004,121
Montclair State University Inc Series 2025A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,240,000	1,393,037
Montclair State University Inc Series 2025A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,128,729
Montclair State University Inc Series 2025A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,131,188
Montclair State University Inc Series 2025A, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,135,621
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,086,030
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,184,232
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,500,000	1,690,093
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	2,000,000	2,227,182
TOTAL EDUCATION		22,261,358
General Obligations - 2.4%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,101,534
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	424,744
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	938,922
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	576,196
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,637,458
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	691,642
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,738,869
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	843,570
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,205,079
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	937,284
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	571,049
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	641,805
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,786,094
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	982,661
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	1,130,000	1,079,263
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,310,000	1,177,209
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	868,096
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	2,100,000	1,823,002
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (f)	1,615,000	1,354,489
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,400,000	4,528,943
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	5,165,000	4,030,185
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	926,163
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	564,213
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,623,805
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,569,375
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,203,491
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,629,163
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,505,387
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,153,515
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	14,151,710
New Jersey Trans Trust Fund Auth 5.25% 6/15/2039	2,900,000	3,267,958
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,726,868
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	9,880,560
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,369,610
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	661,516
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,150,220
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,173,335
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	3,084,669
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	5,041,003
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,284,153
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,007,453
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,949,725
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,388,967
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,694,960
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	589,893
TOTAL GENERAL OBLIGATIONS		133,535,806
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	220,000	170,681
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	301,925	212,825
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,727,875
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,590,728
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,904,508
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,096,868
TOTAL HEALTH CARE		7,703,485
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	974,682
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,265,000	4,146,332
TOTAL TOBACCO BONDS		5,121,014
Transportation - 1.9%
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,122,962
New Jersey Turnpike Authority 5% 1/1/2028	500,000	512,282
New Jersey Turnpike Authority 5% 1/1/2032 (e)	3,385,000	3,691,529
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,649,656
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,684,153
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,807,851
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,721,504
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,303,081
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2043	5,500,000	6,070,484
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2044	6,000,000	6,571,766
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	5,500,000	5,974,718
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,735,000	12,621,984
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2032	25,000,000	27,891,113
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2036	4,000,000	4,617,548
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2039	6,750,000	7,623,520
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,383,265
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,084,949
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,450,659
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032 (Build America Mutual Assurance Co Insured)	1,200,000	1,349,906
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,475,833
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034 (Build America Mutual Assurance Co Insured)	1,000,000	1,143,510
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035 (Build America Mutual Assurance Co Insured)	725,000	823,561
TOTAL TRANSPORTATION		106,575,834
TOTAL NEW JERSEY		275,197,497
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 1/15/2040	1,750,000	1,973,840
Port Auth NY & NJ 5% 1/15/2041	2,150,000	2,404,360
Port Auth NY & NJ 5% 1/15/2042	1,205,000	1,336,127
TOTAL NEW JERSEY,NEW YORK		5,714,327
New Mexico - 0.4%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	10,905,000	11,591,419
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	60,000	61,020
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	92,596
TOTAL HEALTH CARE		153,616
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	480,000	482,091
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	120,000	119,937
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,635,000	1,753,863
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	320,000	321,547
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	1,175,000	1,164,242
New Mexico Mtg Fin Auth Series 2026A, 4.75% 9/1/2051	2,105,000	2,111,638
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	1,620,000	1,623,862
TOTAL HOUSING		7,577,180
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	938,840
TOTAL NEW MEXICO		20,261,055
New York - 12.0%
Education - 0.4%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	799,172
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,522,988
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,587,860
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	725,754
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,136,429
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,557,741
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,678,849
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,399,661
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,124,371
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	394,420
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,960,000	3,001,750
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,703,394
TOTAL EDUCATION		23,632,389
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,638,046
General Obligations - 1.7%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,319,190
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,051,062
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	9,824,048
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,191,152
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,046,273
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,751,086
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,077,141
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	4,795,000	4,983,280
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	5,735,000	5,956,509
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	5,030,000	5,437,738
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,233,171
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,785,000	2,033,185
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,872,288
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,147,361
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,219,489
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	1,988,207
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	10,710,000	11,026,968
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,116,381
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,533,675
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2037 (Assured Guaranty Inc Insured)	500,000	563,521
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2038 (Assured Guaranty Inc Insured)	625,000	700,950
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,450,446
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2040 (Assured Guaranty Inc Insured)	700,000	777,012
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2041 (Assured Guaranty Inc Insured)	500,000	550,700
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2042 (Assured Guaranty Inc Insured)	750,000	820,735
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2043 (Assured Guaranty Inc Insured)	1,200,000	1,302,022
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,076,233
Yonkers NY Series 2026B, 5% 2/1/2037 (Assured Guaranty Inc Insured)	200,000	225,408
Yonkers NY Series 2026B, 5% 2/1/2038 (Assured Guaranty Inc Insured)	450,000	504,684
Yonkers NY Series 2026B, 5% 2/1/2039 (Assured Guaranty Inc Insured)	450,000	502,077
Yonkers NY Series 2026B, 5% 2/1/2040 (Assured Guaranty Inc Insured)	300,000	333,005
Yonkers NY Series 2026B, 5% 2/1/2041 (Assured Guaranty Inc Insured)	375,000	413,025
Yonkers NY Series 2026B, 5% 2/1/2042 (Assured Guaranty Inc Insured)	400,000	437,725
Yonkers NY Series 2026B, 5% 2/1/2043 (Assured Guaranty Inc Insured)	500,000	542,509
Yonkers NY Series 2026B, 5% 2/1/2044 (Assured Guaranty Inc Insured)	450,000	484,305
TOTAL GENERAL OBLIGATIONS		94,492,561
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	595,000
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,484,777
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	1,520,000	1,524,674
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	245,000	235,561
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	935,000	754,929
TOTAL HEALTH CARE		4,594,941
Housing - 1.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	655,066
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	16,115,000	16,172,087
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,855,000	1,806,719
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,629,074
New York St Hsg Fin Agy Series 2025 E, 3.15% tender 11/1/2065 (b)	16,500,000	16,515,221
New York St Hsg Fin Agy Series 2025 SUB F2, 3.25% tender 5/1/2056 (b)	18,525,000	18,566,396
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,402,822
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,955,978
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,411,899
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	855,793
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,680,020
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,871,969
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	989,496
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,170,168
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.45% 10/1/2045	10,000,000	7,394,157
TOTAL HOUSING		102,076,865
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	276,810
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,686,226
Special Tax - 6.4%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	15,400,000	16,408,086
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,660,788
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	13,595,000	14,426,417
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	1,000,000	1,058,343
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2041	6,000,000	6,620,944
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2042	6,000,000	6,576,736
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	5,810,000	6,325,801
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2032	7,500,000	8,437,874
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	4,220,000	4,791,539
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,775,425
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,522,531
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,958,903
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,493,496
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,156,351
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,814,229
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,704,842
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,426,221
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2038	2,285,000	2,534,290
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	14,588,734
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	14,072,719
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5.25% 5/1/2055	13,920,000	14,577,847
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	3,765,000	4,035,356
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	3,500,000	3,708,103
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	5,340,000	5,511,513
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	3,765,000	3,958,508
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	16,045,000	17,538,671
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	15,785,000	16,303,409
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2049	3,750,000	3,941,661
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,002,198
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	17,208,220
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,714,896
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,723,582
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,701,210
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,559,591
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	950,907
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,898,029
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	4,041,103
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	4,023,356
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,201,031
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,814,687
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,379,215
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,613,370
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,515,761
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,244,980
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,026,164
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2045	7,765,000	8,347,988
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2046	5,250,000	5,582,823
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5.25% 3/15/2051	20,265,000	21,471,495
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,124,012
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	6,804,452
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,114,498
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	7,220,887
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,735,300
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (f)	5,160,000	4,203,518
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	3,921,547
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,458,492
TOTAL SPECIAL TAX		357,532,649
Transportation - 0.7%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,701,795
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,128,256
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,932,631
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,309,369
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	350,330
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,475,140
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,889,370
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,248,879
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,097,734
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,912,778
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,092,887
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,083,995
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,296,241
TOTAL TRANSPORTATION		41,519,405
Water & Sewer - 0.7%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,239,617
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	23,500,000	25,427,900
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,316,467
TOTAL WATER & SEWER		41,983,984
TOTAL NEW YORK		677,433,876
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	17,892,000	18,384,019
North Carolina - 0.5%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	801,879
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	829,368
TOTAL GENERAL OBLIGATIONS		1,631,247
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,471,980
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,259,392
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,325,000	4,427,958
Unc Health Nash Series 2025, 5.75% 2/1/2050	6,365,000	6,830,538
TOTAL HEALTH CARE		13,989,868
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	7,905,000	7,818,893
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,000,000	1,076,997
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,310,000	1,482,745
TOTAL HOUSING		10,378,635
Resource Recovery - 0.0%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010 A, 2.55% tender 7/1/2034 (b)	200,000	199,909
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	862,394
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	869,250
TOTAL TRANSPORTATION		1,731,644
TOTAL NORTH CAROLINA		27,931,303
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,865,000	1,920,150
General Obligations - 0.0%
Grand Forks N Gen. Oblig. Series 2020 A, 2.25% 12/1/2046	395,000	256,700
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	912,609
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	495,000	488,045
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	1,890,000	1,956,515
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,350,000	1,323,393
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	345,000	372,700
TOTAL HOUSING		4,140,653
TOTAL NORTH DAKOTA		7,230,112
Ohio - 1.6%
Education - 0.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	4,315,000	4,725,340
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,905,000	3,160,012
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,175,000	3,434,305
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,320,786
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,403,583
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,473,869
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,544,236
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	677,613
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,602,643
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,396,314
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2044	1,795,000	1,815,128
TOTAL EDUCATION		26,553,829
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,860,806
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,559,860
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,106,954
TOTAL ELECTRIC UTILITIES		5,527,620
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,495,000	3,540,805
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	360,000	394,093
TOTAL ESCROWED/PRE-REFUNDED		3,934,898
General Obligations - 0.1%
Cleveland OH Gen. Oblig. Series 2019A, 3% 12/1/2039	1,000,000	877,593
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2026	1,500,000	1,518,962
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	5,250,000	5,468,142
Kettering Ohio City Sch Dist Ctfs Partn (Kettering Ohio City Sch Dist Proj.) Series 2019, 4% 12/1/2043	2,625,000	2,600,791
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,115,862
TOTAL GENERAL OBLIGATIONS		11,581,350
Health Care - 0.4%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	785,895
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2042	3,000,000	3,193,487
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,487,381
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,248,484
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	4,760,000	4,815,183
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	565,225
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,511,682
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	305,000	313,143
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	858,688
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	920,184
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	981,562
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,058,751
TOTAL HEALTH CARE		17,739,665
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	45,000	45,448
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,375,000	1,501,950
TOTAL HOUSING		1,547,398
Resource Recovery - 0.1%
Ohio Solid Waste Rev (Republic Services Inc Proj.) Series 2010, 2.55% tender 11/1/2035 (b)	6,525,000	6,521,324
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	8,995,000	6,382,149
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	8,685,000	7,537,554
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,142,148
TOTAL TOBACCO BONDS		16,061,851
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,460,547
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	647,966
TOTAL TRANSPORTATION		2,108,513
TOTAL OHIO		91,576,448
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	335,796
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	596,291
TOTAL EDUCATION		932,087
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2021A, 3% 1/1/2041 (Assured Guaranty Inc Insured)	1,735,000	1,470,870
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	245,000	268,251
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	250,000	279,003
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.7% 9/1/2050	2,150,000	2,134,470
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.75% 9/1/2055	840,000	839,449
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.8% 9/1/2056	1,000,000	1,001,088
TOTAL HOUSING		4,522,261
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	1,850,000	2,101,356
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047	7,500,000	8,047,813
Oklahoma St Tpk Auth Tpk Rev 5.5% 1/1/2054	2,320,000	2,495,436
TOTAL TRANSPORTATION		12,644,605
TOTAL OKLAHOMA		19,569,823
Oregon - 0.3%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,305,000	1,353,715
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (f)	3,960,000	2,412,640
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2043 (Oregon St Guaranteed) (f)	5,000,000	2,241,128
TOTAL GENERAL OBLIGATIONS		6,007,483
Health Care - 0.1%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,280,902
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,634,076
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,276,148
TOTAL HEALTH CARE		7,191,126
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	491,870
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,430,000	3,443,804
TOTAL HOUSING		3,935,674
Water & Sewer - 0.0%
Portland OR Swr Sys Rev Series 2020A, 2.125% 3/1/2040	1,125,000	879,055
TOTAL OREGON		18,013,338
Pennsylvania - 3.8%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	445,000	111,828
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)(h)	995,000	250,044
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)(h)	1,110,000	278,943
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	596,224
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5.25% 5/1/2041 (e)	2,630,000	2,830,883
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,495,943
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	480,000	480,041
TOTAL EDUCATION		6,043,906
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	2,890,000	3,032,878
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	100,869
General Obligations - 1.6%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,125,000	1,233,103
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2042 (Assured Guaranty Inc Insured)	6,100,000	6,639,115
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	636,118
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,746,761
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,018,630
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,765,716
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,616,598
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	10,000,000	10,767,496
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	2,900,000	3,177,606
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	10,080,000	11,218,117
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,095,857
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,230,981
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,720,841
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,382,494
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2043	4,500,000	5,016,693
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	4,760,000	5,269,179
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	12,610,000	13,771,074
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,189,307
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,882,194
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,318,541
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,041,748
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,331,516
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	991,464
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	580,000	614,356
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,397,554
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	830,000	839,305
TOTAL GENERAL OBLIGATIONS		90,912,364
Health Care - 0.5%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,895,834
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2030	1,060,000	1,139,506
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2031	1,110,000	1,206,715
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2032	1,545,000	1,691,955
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,785,537
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,911,262
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,027,705
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	417,081
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,205,217
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,570,182
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	1,009,911
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	216,479
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	983,369
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	548,790
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	548,793
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	212,827
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	463,136
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	3,050,000	3,248,643
TOTAL HEALTH CARE		25,082,942
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,472,290
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,998,090
TOTAL HOUSING		3,470,380
Transportation - 0.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,621,626
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Inc Insured)	850,000	891,198
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,036,586
Pennsylvania Turnpike Commission 5.25% 12/1/2055	7,515,000	7,958,282
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,387,419
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	841,690
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2043	3,500,000	3,870,992
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2046	1,700,000	1,826,430
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2047	2,500,000	2,659,448
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2048	2,495,000	2,640,141
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2056	6,745,000	6,951,943
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	4,190,000	4,685,726
TOTAL TRANSPORTATION		45,371,481
Water & Sewer - 0.7%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	725,716
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	888,619
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Inc Insured)	1,500,000	1,661,820
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Inc Insured)	4,330,000	4,736,174
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,811,384
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,755,000	2,941,010
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	6,900,000	7,353,894
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	6,000,000	6,311,516
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2044	725,000	787,572
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2046	750,000	798,511
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	420,000	435,581
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Inc Insured)	300,000	339,056
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Inc Insured)	300,000	336,340
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	500,000	556,762
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	500,000	553,179
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Inc Insured)	625,000	685,016
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Inc Insured)	500,000	541,230
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,343,808
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Inc Insured)	650,000	694,498
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	1,100,000	1,168,831
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,150,000	1,212,880
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Inc Insured)	2,500,000	2,611,319
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	500,000	525,147
TOTAL WATER & SEWER		41,019,863
TOTAL PENNSYLVANIA		215,034,683
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	8,638,773	6,258,734
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,643,663
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	2,016,123
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,210,235
TOTAL GENERAL OBLIGATIONS		18,128,755
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,750,000	1,659,470
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	835,000	873,042
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	2,495,000	2,584,568
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,165,000	1,104,733
TOTAL WATER & SEWER		6,221,813
TOTAL PUERTO RICO		24,350,568
Rhode Island - 0.4%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,096,857
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,721,866
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,181,295
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	247,960
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	277,175
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	808,351
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,070,302
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,386,780
TOTAL EDUCATION		12,790,586
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Inc Insured)	1,490,000	1,541,435
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,163,960
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	988,688
TOTAL GENERAL OBLIGATIONS		3,694,083
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	855,776
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	455,000	454,437
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	55,000	55,247
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,416,454
TOTAL HOUSING		2,926,138
TOTAL RHODE ISLAND		20,266,583
South Carolina - 1.4%
Education - 0.1%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033	890,000	1,008,528
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034	850,000	972,648
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035	720,000	829,738
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	1,100,000	1,205,513
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	326,055
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045	625,000	673,377
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033	900,000	1,019,859
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034	1,000,000	1,144,292
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035	750,000	864,310
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,554,503
TOTAL EDUCATION		10,598,823
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,710,457
South Carolina St Svc Auth Rev 5% 12/1/2033	140,000	140,217
South Carolina St Svc Auth Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	8,250,000	8,430,394
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	7,500,000	7,939,276
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,546,546
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,535,269
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,183,756
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,083,797
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,419,270
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	1,977,714
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	445,746
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	718,116
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,293,160
TOTAL ELECTRIC UTILITIES		36,423,718
Escrowed/Pre-Refunded - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2033	65,000	65,120
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,237,461
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	1,800,000	1,958,689
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	1,670,000	1,781,862
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2049	8,495,000	9,038,261
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,306,010
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,076,795
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,439,158
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,580,178
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,155,876
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,276,049
TOTAL HEALTH CARE		28,850,339
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	115,000	115,901
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	845,000	922,589
TOTAL HOUSING		1,038,490
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2046	2,000,000	1,524,982
Starr-Iva Wtr & Swr Dist S C Wtrwks & Swr Sys Rev Series 2021, 2.125% 6/1/2043 (Assured Guaranty Inc Insured)	820,000	579,105
TOTAL WATER & SEWER		2,104,087
TOTAL SOUTH CAROLINA		79,080,577
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,422,203
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	5,250,000	5,725,350
TOTAL HEALTH CARE		7,147,553
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	520,000	559,751
TOTAL SOUTH DAKOTA		7,707,304
Tennessee - 1.5%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,081,628
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,114,116
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,195,785
TOTAL EDUCATION		8,391,529
Electric Utilities - 0.0%
Bolivar Tenn Energy Auth Elecsys Rev Series 2022, 3% 5/1/2041 (Assured Guaranty Inc Insured)	145,000	123,072
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	30,612
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	20,867
TOTAL ESCROWED/PRE-REFUNDED		51,479
General Obligations - 1.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,156,976
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	1,210,000	849,153
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,765,000	30,460,234
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	21,415,000	22,886,698
TOTAL GENERAL OBLIGATIONS		55,353,061
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,094,395
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,149,091
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	567,115
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	384,899
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	452,803
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	2,515,000	2,676,641
TOTAL HEALTH CARE		13,324,944
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,360,000	1,343,417
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	555,000	547,129
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	226,925
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	263,965
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	506,857
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	325,000	324,758
TOTAL HOUSING		3,213,051
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	2,250,000	1,719,700
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2044	3,490,000	2,377,295
TOTAL WATER & SEWER		4,096,995
TOTAL TENNESSEE		84,554,131
Texas - 12.2%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,451,994
Texas A&M Univ Revs Series 2024A, 4% 5/15/2049	5,000,000	4,674,356
Texas St Univ Sys Fing Rev Series 2024, 4% 3/15/2049	5,090,000	4,573,797
University Houston TX Univ Rev Series 2020 A, 3% 2/15/2040	2,470,000	2,200,983
University North Tex Univ Rev 5% 4/15/2031	1,600,000	1,764,272
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,640,000	1,029,794
TOTAL EDUCATION		15,695,196
Electric Utilities - 2.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,200,375
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,434,874
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,606,052
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Inc Insured)	3,000,000	3,283,510
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,400,000	1,524,555
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,500,000	1,624,423
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,915,000	2,066,143
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Inc Insured)	2,500,000	2,688,537
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Inc Insured)	1,250,000	1,308,158
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Inc Insured)	1,650,000	1,759,841
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Inc Insured)	1,750,000	1,899,239
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Inc Insured)	1,650,000	1,818,053
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,570,000	1,750,894
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,120,000	1,261,966
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,121,412
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,010,000	1,125,937
Lower Colorado River Authority Series 2019 A, 4% 5/15/2049	1,000,000	883,398
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	2,235,000	2,336,265
Lower Colorado River Authority Series 2025 A, 5% 5/15/2030	4,000,000	4,329,974
Lower Colorado River Authority Series 2025 A, 5% 5/15/2031	6,500,000	7,130,004
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	3,425,000	3,799,604
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	5,830,000	6,356,437
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	2,285,000	2,410,713
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,814,667
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	14,945,000	15,767,228
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	14,280,000	15,391,705
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	7,350,000	7,620,942
San Antonio TX Elec & Gas Rev Series 2024E, 5.25% 2/1/2049	4,000,000	4,231,026
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	17,100,000	17,084,249
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	4,030,000	3,996,969
TOTAL ELECTRIC UTILITIES		123,627,150
General Obligations - 5.0%
Alvin Tex Indpt Sch Dist Series 2022, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,509,796
Angleton Tex Indpt Sch Dist 2% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,690,000	1,163,538
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	1,268,540
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,820,000	3,406,962
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,189,649
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	855,280
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2039	1,230,000	1,088,806
Brazoria Cnty Texas Gen. Oblig. Series 2021, 4% 3/1/2046	2,565,000	2,474,409
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,168,926
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	585,401
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,362,644
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,147,487
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,371,768
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,872,052
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,367,372
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,856,968
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,364,773
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,353,740
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	388,459
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,672,288
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	565,698
Clarksville Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	625,000	546,740
Clear Creek Independent School District Series 2021, 3% 2/15/2041	1,000,000	875,232
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,241,424
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,040,398
Conroe TX Isd Series 2022, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,229,434
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,200,000	1,303,275
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,075,971
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	750,000	799,504
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	2,350,000	2,484,869
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,155,854
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	2,595,000	2,720,627
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,350,854
Corsicana Tex Indpt Sch Dist Series 2026, 5% 2/15/2051 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,822,926
Cottonwood Mud 1 Gen. Oblig. Series 2019, 3% 9/1/2042 (Assured Guaranty Inc Insured)	1,015,000	848,106
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,737,433
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,585,088
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	7,174,366
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,455,000	3,751,764
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	7,215,000	7,740,600
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2046	2,810,000	2,178,990
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,425,000	1,584,062
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2044	2,000,000	2,168,274
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,595,000	1,717,460
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	4,720,000	3,832,440
Fort Bend Cnty Mud 132 Gen. Oblig. Series 2021, 2.5% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,141,445
Fort Bend Cnty TX Levee Impt Dist No 6 Gen. Oblig. Series 2020, 2% 9/1/2045 (Build America Mutual Assurance Co Insured)	815,000	532,436
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	483,639
Gilmer Tex Indpt Sch Dist 3.125% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	560,000	477,267
Haltom City Tex Gen. Oblig. 2.25% 2/1/2046 (Build America Mutual Assurance Co Insured)	2,890,000	1,884,725
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	1,050,000	849,591
Hays TX Cons Indpt Schl Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,215,000	1,068,022
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,018,229
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,030,846
Houston TX Gen. Oblig. 5.25% 3/1/2049	17,840,000	18,942,709
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	3,415,000	3,184,786
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,683,210
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,375,654
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,871,068
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2036 (Permanent Sch Fund of Texas Guaranteed)	2,130,000	2,378,016
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,226,932
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	542,639
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,622,369
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	354,715
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,545,000	3,068,162
Killeen Tex Indpt Sch Dist Series 2019, 3% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,170,194
Lamar TX Isd Series 2026, 5% 2/15/2042	2,100,000	2,306,854
Lamar TX Isd Series 2026, 5% 2/15/2043	3,100,000	3,388,884
Lamar TX Isd Series 2026, 5% 2/15/2044	7,770,000	8,458,476
Lamar TX Isd Series 2026, 5% 2/15/2045	2,500,000	2,704,634
Lamar TX Isd Series 2026, 5% 2/15/2046	4,000,000	4,307,360
Lamar TX Isd Series 2026, 5% 2/15/2047	4,000,000	4,272,477
Lamar TX Isd Series 2026, 5% 2/15/2048	5,500,000	5,844,373
Leander Independent School District Series 2025 A, 0% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (f)	800,000	793,289
Leander Independent School District Series 2025 A, 0% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed) (f)	1,775,000	1,335,045
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,670,000	1,200,155
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,630,000	2,919,534
Leander Independent School District Series 2025 B, 0% 8/15/2026 (f)	1,400,000	1,387,978
Leander Independent School District Series 2025 B, 0% 8/15/2027 (f)	1,500,000	1,443,665
Leander Independent School District Series 2025 B, 5% 8/15/2032	1,250,000	1,404,132
Leander Independent School District Series 2025 B, 5% 8/15/2033	3,355,000	3,798,455
Leander Independent School District Series 2025 B, 5% 8/15/2034	2,745,000	3,125,494
Lone Oak Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,220,000	1,061,649
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,685,000	2,063,000
Melissa TX Gen. Oblig. Series 2021, 3% 2/15/2041	400,000	339,419
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.25% 9/1/2044 (Assured Guaranty Inc Insured)	285,000	192,019
Nederland Tex Indpt Sch Dist 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,027,132
New Waverly TX Indpt Sch Dist Series 2022, 3% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	11,110,000	8,180,411
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,120,000	10,116,054
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,845,000	1,619,470
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	901,037
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,497,795
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,086,272
Prairie Lea Independent School District 2.25% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	737,918
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,373,612
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,825,356
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,831,003
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,685,059
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,404,701
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	550,000	628,854
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	500,000	575,306
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,025,000	1,166,394
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,015,000	1,147,259
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,540,000	1,727,830
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	880,000	980,837
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	600,000	664,393
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,198,640
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,245,000	1,358,869
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,489,841
Rockwall Cnty TX Gen. Oblig. Series 2020, 4% 2/1/2045	4,810,000	4,656,230
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2021, 3% 2/15/2051	3,510,000	2,495,577
Sanger Tex Gen. Oblig. Series 2021 A, 3% 5/1/2046	1,035,000	791,606
Stafford Tex Gen. Oblig. Series 2021, 2.375% 9/1/2046	1,630,000	1,169,657
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,190,983
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed) (e)	16,790,000	17,492,599
Texas State Gen. Oblig. Series 2021 A, 3% 8/1/2041	300,000	261,715
Travis Cnty Mud 18 Gen. Oblig. Series 2020, 2.125% 9/1/2044 (Build America Mutual Assurance Co Insured)	500,000	335,618
Westwood Indpt Sch Dist Tex Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	1,142,048
Willis TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	851,925
TOTAL GENERAL OBLIGATIONS		286,865,794
Health Care - 0.8%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,368,959
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	3,395,000	3,689,436
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	4,960,000	5,462,931
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,154,870
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,139,087
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,451,327
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	558,838
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,985,265
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	17,575,000	18,769,183
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	4,985,000	5,520,475
TOTAL HEALTH CARE		43,100,371
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,705,000	4,056,193
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	6,020,000	6,141,827
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	672,304	605,802
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	365,000	368,230
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,245,000	2,458,479
TOTAL HOUSING		13,630,531
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,215,000	1,686,660
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	11,995,000	11,930,510
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,149,198
TOTAL SPECIAL TAX		21,766,368
Transportation - 1.7%
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,005,578
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,299,969
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,289,862
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,374,952
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	265,436
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	213,773
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	233,371
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	333,225
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	437,267
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	561,410
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	215,012
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	187,788
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	223,107
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	840,272
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	403,171
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	198,482
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	197,952
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	298,871
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,845,366
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,355,687
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2033 (Assured Guaranty Inc Insured)	800,000	895,325
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2034 (Assured Guaranty Inc Insured)	700,000	789,141
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,134,300
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,000,000	1,124,963
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,510,000	1,686,929
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2038 (Assured Guaranty Inc Insured)	1,315,000	1,457,919
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2039 (Assured Guaranty Inc Insured)	1,645,000	1,813,630
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,194,859
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2041 (Assured Guaranty Inc Insured)	2,000,000	2,185,879
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,390,000	1,503,433
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,127,418
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,590,000	3,779,149
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,550,208
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	480,095
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2021, 3% 8/15/2050	1,000,000	715,719
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,186,918
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	4,800,000	5,037,690
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	9,450,000	7,019,799
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,931,440
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,721,783
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	1,040,000	1,178,511
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,806,530
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	928,437
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,153,677
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,589,968
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	768,897
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,930,515
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (f)	1,405,000	680,798
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	5,230,000	5,571,449
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	12,760,000	13,738,824
TOTAL TRANSPORTATION		100,464,754
Water & Sewer - 1.6%
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	4,030,000	4,207,426
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,111,539
City of Georgetown TX Series 2025, 5% 8/15/2039	1,000,000	1,097,827
City of Georgetown TX Series 2025, 5% 8/15/2040	1,000,000	1,093,283
City of Georgetown TX Series 2025, 5% 8/15/2041	1,400,000	1,524,228
City of Georgetown TX Series 2025, 5% 8/15/2042	1,200,000	1,299,914
City of Georgetown TX Series 2025, 5% 8/15/2043	2,325,000	2,507,222
City of Georgetown TX Series 2025, 5% 8/15/2044	2,940,000	3,149,757
City of Georgetown TX Series 2025, 5% 8/15/2045	2,500,000	2,650,810
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,495,095
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,005,000	852,943
Houston TX Util Sys Rev 4% 11/15/2043	3,830,000	3,739,973
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	359,402
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,565,510
Huntsville Tex Wtr & Wastewater Sys Rev Series 2022, 3% 8/15/2051	3,710,000	2,589,785
North TX Mun Wtr Dist TX Regl Wastewtr Rev 2.375% 6/1/2049	1,705,000	1,136,781
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	3,275,000	3,502,896
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	5,630,000	5,972,228
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,870,000	4,346,551
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2031	540,000	593,129
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2032	725,000	803,942
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2033	640,000	717,235
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2039	850,000	927,908
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2040	800,000	869,120
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2041	1,045,000	1,127,575
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2042	1,100,000	1,176,991
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2043	1,145,000	1,213,077
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2044	2,420,000	2,553,067
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2045	2,000,000	2,089,910
Temple Tex Util Sys Rev Series 2025, 5.25% 8/1/2050	13,000,000	13,572,151
Texas Wtr Dev Brd Series 2017 A, 4% 10/15/2042	10,035,000	10,029,193
Texas Wtr Dev Brd Series 2021, 2.375% 8/1/2041	1,800,000	1,414,141
Tyler Tex Wtr & Swr Sys Rev 2.75% 9/1/2051	3,750,000	2,481,921
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5.5% 8/1/2050 (Build America Mutual Assurance Co Insured)	3,500,000	3,730,850
TOTAL WATER & SEWER		88,503,380
TOTAL TEXAS		693,653,544
Utah - 0.5%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	409,898	325,347
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (c)	5,795,000	5,900,076
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	1,750,000	1,755,225
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (d)	1,796,000	1,479,293
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,777,000	4,972,263
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (c)	1,375,000	1,404,504
TOTAL SPECIAL TAX		15,511,361
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,390,692
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,458,238
TOTAL TRANSPORTATION		11,848,930
TOTAL UTAH		27,685,638
Vermont - 0.0%
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	606,000	605,960
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	705,000	690,474
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	810,000	843,496
TOTAL VERMONT		2,139,930
Virginia - 0.4%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	476,656
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	250,585
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	224,422
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	243,514
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	609,591
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	334,434
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	420,754
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	562,373
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	896,371
TOTAL EDUCATION		4,018,700
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,036,225
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	3,190,000	3,179,210
TOTAL ELECTRIC UTILITIES		5,215,435
General Obligations - 0.1%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,276,074
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,840,267
TOTAL GENERAL OBLIGATIONS		6,116,341
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,726,110
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,104,623
TOTAL HEALTH CARE		5,830,733
TOTAL VIRGINIA		21,181,209
Washington - 4.0%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	1,972,435
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,890,076
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	1,935,204
TOTAL EDUCATION		5,797,715
Electric Utilities - 1.1%
Energy Norwthwest WA Elec Rev 5% 7/1/2030 (Bonneville Power Administration Guaranteed)	3,000,000	3,279,521
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	7,615,000	8,441,009
Energy Norwthwest WA Elec Rev 5% 7/1/2040 (Bonneville Power Administration Guaranteed)	5,250,000	5,887,509
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	795,000	886,921
Energy Norwthwest WA Elec Rev 5% 7/1/2042 (Bonneville Power Administration Guaranteed)	7,000,000	7,744,822
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,186,635
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,326,720
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,400,032
Okanogan Cnty Wash Pub Util Dist No 001 Elec Rev 4% 12/1/2050	2,500,000	2,201,775
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2029	3,000,000	3,198,877
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2030	2,250,000	2,441,628
Seattle WA Mun Lt & Pwr Rev Series 2025, 5% 2/1/2031	1,500,000	1,653,854
Seattle WA Mun Lt & Pwr Rev Series 2025, 5.3% 2/1/2050	6,900,000	7,379,785
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2043	2,000,000	2,191,747
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2044	1,500,000	1,629,514
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	2,000,000	2,152,630
TOTAL ELECTRIC UTILITIES		61,002,979
General Obligations - 0.6%
King Cnty WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,861,875
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,111,739
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	476,997
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,719,239
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2048	19,815,000	20,955,771
TOTAL GENERAL OBLIGATIONS		36,125,621
Health Care - 1.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	915,000	915,013
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,545,000	2,603,099
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	6,365,000	6,434,212
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,855,000	5,899,878
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	210,000	211,211
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	11,605,000	11,084,468
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	470,000	477,721
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,972,585
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,170,749
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	21,275,000	22,514,448
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025C, 5% tender 8/15/2055 (b)	14,115,000	15,220,267
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	822,750
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	40,986
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	530,030
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	5,069,900
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	1,120,000	1,120,079
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,204,476
TOTAL HEALTH CARE		81,291,872
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,022,371
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,470,235
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	688,038
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2033	350,000	375,357
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2034	500,000	540,450
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	385,000	415,223
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2040	750,000	785,140
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	4,510,000	4,773,506
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,050,733
TOTAL HOUSING		13,121,053
Special Tax - 0.2%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,107,442
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,040,000	849,793
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,402,287
TOTAL SPECIAL TAX		11,359,522
Water & Sewer - 0.3%
Edmonds Wash Wtr & Swr Rev Series 2020, 2% 12/1/2039	1,060,000	812,048
Lakehaven Wash Wtr & Swr Distwtr & Swr Rev Series 2021, 3% 10/1/2041	1,075,000	943,320
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	3,780,000	4,251,572
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2033	3,600,000	4,098,757
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2038	1,400,000	1,583,902
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2039	1,200,000	1,349,825
Seattle Wash Drain & Wstwtr Rv Series 2025, 5.25% 5/1/2050	2,000,000	2,134,589
TOTAL WATER & SEWER		15,174,013
TOTAL WASHINGTON		223,872,775
West Virginia - 0.7%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	8,180,000	8,331,488
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	812,859
TOTAL ELECTRIC UTILITIES		9,144,347
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	821,280
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	5,996,408
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	8,745,000	9,312,164
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,528,061
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	543,098
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,113,216
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,102,557
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,686,420
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	3,960,000	4,294,069
TOTAL HEALTH CARE		30,397,273
TOTAL WEST VIRGINIA		39,541,620
Wisconsin - 2.6%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	395,000	368,719
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	950,000	988,427
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,205,000	2,252,169
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	519,127
TOTAL EDUCATION		4,128,442
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,943,356
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	108,091
General Obligations - 0.5%
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.5% 4/1/2035	645,000	567,153
Eau Claire Wis Gen. Oblig. Series 2016 A, 2.625% 4/1/2036	770,000	669,339
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	830,643
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2036	1,200,000	1,354,428
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	1,000,000	1,116,445
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2040	1,190,000	1,318,294
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2041	3,000,000	3,303,613
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,350,000	1,454,885
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	4,000,000	4,279,912
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,519,031
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,793,095
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,643,413
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,853,736
TOTAL GENERAL OBLIGATIONS		25,703,987
Health Care - 1.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,759,016
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	1,800,000	1,382,660
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,610,374
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	822,455
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	300,000	305,041
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	998,156
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	299,802
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	298,591
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	350,883
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	349,787
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	348,617
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	442,455
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,330,970
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	330,000	330,868
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	470,000	470,731
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	1,565,000	1,302,979
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	164,819
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	863,347
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,683,708
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,305,428
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	23,990,000	25,709,114
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	35,710,000	39,709,364
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,532,255
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2036	3,750,000	4,155,327
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2037	3,550,000	3,908,176
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,845,000	3,115,513
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2039	4,250,000	4,634,738
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,117,580
TOTAL HEALTH CARE		107,302,754
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	400,000	393,817
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	725,479
TOTAL HOUSING		1,119,296
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	7,490,000	5,763,129
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,815,000	1,379,400
TOTAL INDUSTRIAL DEVELOPMENT		7,142,529
Water & Sewer - 0.0%
Racine Wis Wtrwks Rev 2% 9/1/2041 (Build America Mutual Assurance Co Insured)	400,000	278,751
TOTAL WISCONSIN		147,727,206
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	270,000	269,960
TOTAL MUNICIPAL SECURITIES (Cost $5,258,469,680)		5,275,893,559

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $406,731,371)	3.50	406,568,808	406,731,436

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,665,201,051)	5,682,624,995
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,692,683)
NET ASSETS - 100.0%	5,665,932,312

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,196,366 or 1.0% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Zero coupon bond which is issued at a discount.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	540,653,255	453,346,194	587,268,013	2,535,081	-	-	406,731,436	406,568,808	14.6%
Total	540,653,255	453,346,194	587,268,013	2,535,081	-	-	406,731,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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